Stock Options, Stock Option Activity (FY) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unamortized Stock Compensation Expense [Abstract]
Unamortized stock compensation expense	$ 13,294,326	$ 13,294,326	$ 12,968,689
Stock Options [Member]
Number of Shares [Roll Forward]
Options outstanding, beginning balance (in shares)		6,462,795	5,316,511	4,302,267	2,445,711
Granted (in shares)	0	2,322,906	1,365,400	1,211,400	1,902,609
Exercised (in shares)		(198,300)	(35,366)	(63,639)	(4,753)
Forfeited (in shares)		(1,438,027)	(183,750)	(133,517)	(30,640)
Expirations (in shares)					(10,660)
Options outstanding, ending balance (in shares)	7,149,374	7,149,374	6,462,795	5,316,511	4,302,267
Vested and expected to vest (in shares)	7,149,374	7,149,374	6,462,795	5,235,931	4,213,091
Exercisable (in shares)	4,120,549	4,120,549	4,066,066	3,027,112	1,857,077
Weighted Average Exercise Price [Roll Forward]
Options outstanding, beginning balance (in dollars per share)		$ 6.50	$ 5.84	$ 5.19	$ 3.13
Granted (in dollars per share)		7.52	9.39	8.09	7.87
Exercised (in dollars per share)		3.64	3.34	4.62	0.23
Forfeited (in dollars per share)		10.13	9.46	5.79	7.98
Expirations (in dollars per share)					8.28
Options outstanding, ending balance (in dollars per share)	$ 6.18	6.18	6.50	5.84	5.19
Vested and expected to vest (in dollars per share)	6.18	6.18	6.50	5.80	5.14
Exercisable (in dollars per share)	$ 5.54	$ 5.54	$ 5.14	$ 4.41	$ 2.83
Remaining Contractual Life and Aggregate Intrinsic Value [Abstract]
Options outstanding, weighted average remaining contractual life		6 years 1 month 17 days	7 years 1 month 17 days	7 years 7 months 6 days	8 years 1 month 20 days
Options outstanding, aggregate intrinsic value	$ 42,723	$ 42,723	$ 20,467,335	$ 35,599,646	$ 31,659,550
Vested and expected to vest, weighted average contractual life		6 years 1 month 17 days	7 years 1 month 17 days	7 years 6 months 29 days	8 years 1 month 13 days
Vested and expected to vest, aggregate intrinsic value	42,723	$ 42,723	$ 20,467,335	$ 35,246,927	$ 31,202,132
Exercisable, weighted average contractual life		5 years 8 months 23 days	6 years 2 months 16 days	6 years 9 months 4 days	7 years 18 days
Exercisable, aggregate intrinsic value	$ 42,723	$ 42,723	$ 18,100,589	$ 24,559,384	$ 17,952,965
Unamortized Stock Compensation Expense [Abstract]
Period for recognition		2 years 7 months 20 days	2 years 5 months 23 days